Cash and Bank Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
RMB [Member]
Cash and Bank Balances [Line Items]
Cash and bank balances | ¥	¥ 298,922		¥ 711,252
US [Member]
Cash and Bank Balances [Line Items]
Cash and bank balances | $		$ 40,952